Borrowings - Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 275,845
2027	332,464
2028	315,285
2029	309,118
2030	292,138
2031 and thereafter	727,897
Total borrowings	$ 2,252,747	$ 2,153,168